United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended:  6/30/2008

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, FairfaJuly 9/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      46

Form 13F Information Table Value Total:  418811(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                          VALUE SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP   (X$1000 PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
SIMON PPTY GROUP INC NEW                   C   82880610    34008    378331SH           SOLE                                378331
PROLOGIS TR                                C   74341010    31530    580133SH           SOLE                                580133
AVALONBAY CMNTYS INC                       C   5348410     24836    278555SH           SOLE                                278555
PUBLIC STORAGE INC                         C   74460D10    23932    296220SH           SOLE                                296220
EQUITY RESIDENTIAL                         C   29476L10    22266    581825SH           SOLE                                581825
BOSTON PPTYS INC                           C   10112110    19465    215752SH           SOLE                                215752
TAUBMAN CTRS INC                           C   87666410    19020    390965SH           SOLE                                390965
HEALTH CARE PPTY INVS INC                  C   42191510    18608    584968SH           SOLE                                584968
AMB PPTY CORP                              C   00163T10    17195    341310SH           SOLE                                341310
FEDERAL RLTY INVT TR                       C   31374720    17027    246765SH           SOLE                                246765
VORNADO RLTY TR                            C   92904210    16567    188265SH           SOLE                                188265
VENTAS INC                                 C   92276F10    14716    345700SH           SOLE                                345700
UNITED DOMINION RLTY TR INC                C   91019710    13277    593250SH           SOLE                                593250
REGENCY CTRS CORP                          C   75884910    12781    216183SH           SOLE                                216183
EQUITY LIFESTYLE PPTYS INC                 C   29472R10    12399    281786SH           SOLE                                281786
SL GREEN RLTY CORP                         C   78440X10    11874    143540SH           SOLE                                143540
HOST MARRIOTT CORP NEW                     C   44107P10    10764    788575SH           SOLE                                788575
ESSEX PPTY TR                              C   29717810    10478     98385SH           SOLE                                 98385
BROOKFIELD PPTYS CORP                      C   11290010     8599    483355SH           SOLE                                483355
AMERICAN CAMPUS CMNTYS INC                 C   2.49E+08     8241    296000SH           SOLE                                296000
CORPORATE OFFICE PPTYS TR                  C   22002T10     7175    209000SH           SOLE                                209000
MACERICH CO                                C   55438210     7092    114155SH           SOLE                                114155
TANGER FACTORY OUTLET CTRS                 C   87546570     6827    190000SH           SOLE                                190000
BRE PPTYS INC                              C   5564106      6194    143120SH           SOLE                                143120
PS BUSINESS PKS INC CALIF                  C   69360J10     6164    119450SH           SOLE                                119450
DEVELOPERS DIVERSIFIED RLTY                C   25159110     5084    147050SH           SOLE                                147050
KILROY RLTY CORP                           C   49427F10     4738    100740SH           SOLE                                100740
STARWOOD HOTELS&RESORTS WRLD               C   85590A401    4581    114315SH           SOLE                                114315
MACK CALI RLTY CORP                        C   55448910     4100    120000SH           SOLE                                120000
HIGHWOODS PROPERTIES INC                   C   43128410     4085    130000SH           SOLE                                130000
MARRIOTT INTL INC NEW                      C   57190320     3874    147630SH           SOLE                                147630
FOREST CITY ENTERPRISES INC                C   34555010     3746    116260SH           SOLE                                116260
POST PPTYS INC                             C   73746410     3705    124550SH           SOLE                                124550
CAMDEN PPTY TR                             C   13313110     2446     55255SH           SOLE                                 55255
EQUITY ONE INC                             C   29475210      958     46600SH           SOLE                                 46600
EXTRA SPACE STORAGE INC                    C   30225T10      461     30000SH           SOLE                                 30000

</SEC-DOCUMENT>